COMMITMENTS AND CONTINGENCIES (Details)	Jul. 19, 2021 USD ($) $ / shares shares	Jul. 16, 2021 USD ($) shares	Jun. 30, 2022 USD ($) item	Mar. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item
Subsidiary, Sale of Stock [Line Items]
Underwriting agreement options granted period	45 days
Deferred underwriting commissions			$ 4,010,000	$ 4,010,000	$ 4,010,000
Maximum number of demands for registration of securities | item			3	3	3
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares	1,800,000
Deferred underwriting commissions	$ 630,000
Additional underwriter fee paid	$ 360,000
IPO
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares	1,800,000	12,000,000
Underwriting cash discount per unit | $ / shares	$ 0.20
Aggregate underwriter cash discount	$ 2,400,000
Reimbursement of offering costs from underwriters	$ 480,000	$ 480,000
Deferred underwriting commissions per unit | $ / shares	$ 0.35
Deferred underwriting commissions	$ 630,000	$ 3,400,000
Reimbursement of deferred commissions from underwriter	$ 820,000